Loan Portfolio and Allowance for Credit Losses - Risk Category Loans by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commercial [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans	$ 313,443	$ 286,857
Current-period Gross writeoffs	4	441	$ 0
Commercial [Member] | Commercial Real Estate [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	47,620	47,687
2024/2023	48,708	54,877
2023/2022	49,673	74,339
2022/2021	67,129	22,215
2021/2020	21,050	15,036
Prior	56,233	50,977
Revolving Loans Amortized Cost Basis	4,694	2,169
Revolving Loan Converted to Term	0	0
Total loans	295,107	267,300
2025/2024	0	0
2024/2023	0	0
2023/2022	0	10
2022/2021	0	431
2021/2020	4	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	4	441
Commercial [Member] | Commercial Real Estate [Member] | Pass [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	47,620	47,687
2024/2023	47,818	54,877
2023/2022	49,673	73,094
2022/2021	65,902	22,215
2021/2020	21,050	15,014
Prior	55,543	50,052
Revolving Loans Amortized Cost Basis	4,694	2,169
Revolving Loan Converted to Term	0	0
Total loans	292,300	265,108
Commercial [Member] | Commercial Real Estate [Member] | Special Mention [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	242
2022/2021	237	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	237	242
Commercial [Member] | Commercial Real Estate [Member] | Substandard [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	890	0
2023/2022	0	1,003
2022/2021	990	0
2021/2020	0	22
Prior	690	887
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	2,570	1,912
Commercial [Member] | Commercial Real Estate [Member] | Doubtful [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	38
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	0	38
Commercial [Member] | Other [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	4,453	1,855
2024/2023	1,332	7,417
2023/2022	6,346	1,796
2022/2021	1,228	429
2021/2020	137	184
Prior	1,218	2,242
Revolving Loans Amortized Cost Basis	3,622	5,634
Revolving Loan Converted to Term	0	0
Total loans	18,336	19,557
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Commercial [Member] | Other [Member] | Pass [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	4,453	1,842
2024/2023	1,322	7,417
2023/2022	6,346	1,796
2022/2021	1,228	407
2021/2020	136	184
Prior	1,218	2,108
Revolving Loans Amortized Cost Basis	3,538	5,634
Revolving Loan Converted to Term	0	0
Total loans	18,241	19,388
Commercial [Member] | Other [Member] | Special Mention [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis	45	0
Revolving Loan Converted to Term	0	0
Total loans	45	0
Commercial [Member] | Other [Member] | Substandard [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	13
2024/2023	10	0
2023/2022	0	0
2022/2021	0	22
2021/2020	1	0
Prior	0	134
Revolving Loans Amortized Cost Basis	39	0
Revolving Loan Converted to Term	0	0
Total loans	50	169
Real Estate Mortgage - 1 to 4 Family [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
Total loans	4,927,461	4,797,563
Current-period Gross writeoffs	99	328	371
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	382,926	313,944
2024/2023	308,123	399,709
2023/2022	367,683	536,093
2022/2021	501,014	822,674
2021/2020	759,470	682,083
Prior	2,078,355	1,576,122
Revolving Loans Amortized Cost Basis	1,653	938
Revolving Loan Converted to Term	0	0
Total loans	4,399,224	4,331,563
2025/2024	0	194
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	99	18
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	99	212
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Performing [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	382,926	313,944
2024/2023	307,952	398,722
2023/2022	366,470	535,702
2022/2021	499,812	821,804
2021/2020	757,834	681,840
Prior	2,066,631	1,563,659
Revolving Loans Amortized Cost Basis	1,653	938
Revolving Loan Converted to Term	0	0
Total loans	4,383,278	4,316,609
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Nonperforming [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	171	987
2023/2022	1,213	391
2022/2021	1,202	870
2021/2020	1,636	243
Prior	11,724	12,463
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	15,946	14,954
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loan [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	17,600	6,621
2024/2023	5,386	8,586
2023/2022	7,138	5,509
2022/2021	4,450	6,490
2021/2020	5,328	5,066
Prior	24,134	24,467
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	64,036	56,739
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loan [Member] | Performing [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	17,600	6,621
2024/2023	5,386	8,586
2023/2022	7,138	5,354
2022/2021	4,384	6,490
2021/2020	5,328	5,066
Prior	23,770	24,096
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	63,606	56,213
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loan [Member] | Nonperforming [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	155
2022/2021	66	0
2021/2020	0	0
Prior	364	371
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	430	526
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	1,718	4,793
2024/2023	3,985	1,558
2023/2022	1,471	1,180
2022/2021	1,196	887
2021/2020	1,504	46
Prior	21,024	17,127
Revolving Loans Amortized Cost Basis	433,303	383,670
Revolving Loan Converted to Term	0	0
Total loans	464,201	409,261
2025/2024	0	0
2024/2023	0	0
2023/2022	0	0
2022/2021	0	0
2021/2020	0	0
Prior	0	116
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	0	116
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Performing [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	1,718	4,793
2024/2023	3,985	1,558
2023/2022	1,471	1,110
2022/2021	1,196	887
2021/2020	1,504	46
Prior	19,145	14,595
Revolving Loans Amortized Cost Basis	432,926	383,425
Revolving Loan Converted to Term	0	0
Total loans	461,945	406,414
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Line of Credit [Member] | Nonperforming [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	0
2024/2023	0	0
2023/2022	0	70
2022/2021	0	0
2021/2020	0	0
Prior	1,879	2,532
Revolving Loans Amortized Cost Basis	377	245
Revolving Loan Converted to Term	0	0
Total loans	2,256	2,847
Installment [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	3,089	2,862
2024/2023	1,973	5,518
2023/2022	3,195	2,843
2022/2021	1,588	724
2021/2020	257	123
Prior	562	540
Revolving Loans Amortized Cost Basis	892	1,028
Revolving Loan Converted to Term	0	0
Total loans	11,556	13,638
2025/2024	9	0
2024/2023	102	53
2023/2022	17	47
2022/2021	20	35
2021/2020	27	4
Prior	42	31
Revolving Loans Amortized Cost Basis Writeoffs	0	0
Revolving Loan Converted to Term Writeoffs	0	0
Current-period Gross writeoffs	217	170	$ 176
Installment [Member] | Performing [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	3,089	2,846
2024/2023	1,973	5,513
2023/2022	3,191	2,788
2022/2021	1,542	705
2021/2020	257	123
Prior	561	505
Revolving Loans Amortized Cost Basis	892	1,028
Revolving Loan Converted to Term	0	0
Total loans	11,505	13,508
Installment [Member] | Nonperforming [Member]
Loan Portfolio and Allowance for Credit Losses [Abstract]
2025/2024	0	16
2024/2023	0	5
2023/2022	4	55
2022/2021	46	19
2021/2020	0	0
Prior	1	35
Revolving Loans Amortized Cost Basis	0	0
Revolving Loan Converted to Term	0	0
Total loans	$ 51	$ 130